Acquisitions - Additional Information (Details) - USD ($) $ in Thousands												1 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 15, 2017	Nov. 09, 2017	Nov. 08, 2017	Sep. 30, 2017	Jun. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Dec. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions
Acquisition related costs																	$ 100	$ 200	$ 100
Series A Preferred Unit
Acquisitions
Number of preferred units issued and sold					1,666,667			2,083,333
Limited Partner | Common Units
Acquisitions
Partnership units sold		3,000,000	3,000,000						2,500,000	2,500,000
Brasil Knutsen
Acquisitions
Fair value of vessel and equipment acquired	$ 96,000
Outstanding indebtedness assumed	59,000
Company Liquidity Loan assumed	35,200
Certain capitalized financing fees	600
Post-closing adjustment	$ 3,381
Revenues contributed since the acquisition date												$ 700
Net income contributed since the acquisition date												$ 300
Brasil Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired	100.00%
Lena Knutsen
Acquisitions
Fair value of vessel and equipment acquired				$ 142,457
Fair value of vessel, equipment and above market time charter acquired				142,000
Outstanding indebtedness assumed				111,068
Outstanding debt including debt from related parties				133,800
Certain capitalized financing fees				1,000
Business acquisition, receivable owned				24,100
Post-closing adjustment				$ (108)
Revenues contributed since the acquisition date														$ 5,200
Net income contributed since the acquisition date														$ 100
Lena Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired				100.00%
Vigdis Knutsen
Acquisitions
Fair value of vessel and equipment acquired						$ 145,772
Fair value of vessel, equipment and above market time charter acquired						147,000
Outstanding indebtedness assumed						114,411
Outstanding debt including debt from related parties						137,700
Certain capitalized financing fees						900
Business acquisition, receivable owned						17,900
Post-closing adjustment						$ 3,650
Revenues contributed since the acquisition date															$ 11,800
Net income contributed since the acquisition date															$ 2,600
Vigdis Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired						100.00%
Tordis Knutsen
Acquisitions
Fair value of vessel and equipment acquired							$ 145,754
Fair value of vessel, equipment and above market time charter acquired							147,000
Outstanding indebtedness assumed							114,411
Outstanding debt including debt from related parties							137,700
Certain capitalized financing fees							800
Business acquisition, receivable owned							21,100
Post-closing adjustment							$ 1,741
Revenues contributed since the acquisition date																$ 17,200
Net income contributed since the acquisition date																$ 3,200
Tordis Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired							100.00%
Raquel Knutsen
Acquisitions
Fair value of vessel and equipment acquired											$ 116,751
Fair value of vessel, equipment and above market time charter acquired											116,500
Outstanding indebtedness assumed											79,950
Outstanding debt including debt from related parties											103,500
Post-closing adjustment											$ 7,271
Revenues contributed since the acquisition date													$ 1,500
Net income contributed since the acquisition date													$ 200
Raquel Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired											100.00%